Loans - Troubled Debt Restructurings on Accruing and Nonaccrual Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract	Sep. 30, 2014 Contract	Sep. 30, 2013 Contract
Accruing
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 53,146		$ 36,857	$ 39,130
Change in recorded investment due to principal paydown at time of modification, number of contracts	0	0	0	0
Change in recorded investment due to chargeoffs at time of modification, pre-modification	0	0	0	0
Change in recorded investment due to chargeoffs at time of modification, post-modification	0	0	0	0
Financing receivable, modifications, number of contracts	4	13	61	49
Financing receivable, modifications, pre-modification recorded investment	20,737	4,166	13,612	41,412
Financing receivable, modifications, post-modification recorded investment	20,737	4,166	13,612	41,412
Accruing | Residential real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	723		1,112	662
Financing receivable, modifications, number of contracts	0	4	23	8
Financing receivable, modifications, pre-modification recorded investment	0	219	1,067	668
Financing receivable, modifications, post-modification recorded investment	0	219	1,067	668
Accruing | Commercial real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	41,114		25,177	29,373
Financing receivable, modifications, number of contracts	2	1	5	12
Financing receivable, modifications, pre-modification recorded investment	18,881	1,070	3,020	18,645
Financing receivable, modifications, post-modification recorded investment	18,881	1,070	3,020	18,645
Accruing | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	7,561		6,753	4,769
Financing receivable, modifications, number of contracts	2	7	22	20
Financing receivable, modifications, pre-modification recorded investment	1,856	2,867	6,721	18,139
Financing receivable, modifications, post-modification recorded investment	1,856	2,867	6,721	18,139
Accruing | Agriculture
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	3,731		3,780	4,326
Financing receivable, modifications, number of contracts	0	0	5	8
Financing receivable, modifications, pre-modification recorded investment	0	0	2,755	3,957
Financing receivable, modifications, post-modification recorded investment	0	0	2,755	3,957
Accruing | Consumer
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	17		35
Financing receivable, modifications, number of contracts	0	1	6	1
Financing receivable, modifications, pre-modification recorded investment	0	10	49	3
Financing receivable, modifications, post-modification recorded investment	0	10	49	3
Accruing | Rate modification | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Accruing | Rate modification | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0		2
Financing receivable, modifications, pre-modification recorded investment	0	0		990
Financing receivable, modifications, post-modification recorded investment	0	0		990
Accruing | Rate modification | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	1	2		1
Financing receivable, modifications, pre-modification recorded investment	32	500		529
Financing receivable, modifications, post-modification recorded investment	32	500		529
Accruing | Rate modification | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Accruing | Rate modification | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Accruing | Term extension | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	2	6	7
Financing receivable, modifications, pre-modification recorded investment	0	74	206	663
Financing receivable, modifications, post-modification recorded investment	0	74	206	663
Accruing | Term extension | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	3	7
Financing receivable, modifications, pre-modification recorded investment	0	0	109	4,158
Financing receivable, modifications, post-modification recorded investment	0	0	109	4,158
Accruing | Term extension | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	3	7	10
Financing receivable, modifications, pre-modification recorded investment	0	1,699	2,183	14,851
Financing receivable, modifications, post-modification recorded investment	0	1,699	2,183	14,851
Accruing | Term extension | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	5	6
Financing receivable, modifications, pre-modification recorded investment	0	0	2,755	2,008
Financing receivable, modifications, post-modification recorded investment	0	0	2,755	2,008
Accruing | Term extension | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0		1
Financing receivable, modifications, pre-modification recorded investment	0	0		3
Financing receivable, modifications, post-modification recorded investment	0	0		3
Accruing | Payment modification | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	1	6
Financing receivable, modifications, pre-modification recorded investment	0	15	474
Financing receivable, modifications, post-modification recorded investment	0	15	474
Accruing | Payment modification | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	2	1	2	3
Financing receivable, modifications, pre-modification recorded investment	18,881	1,070	2,911	13,497
Financing receivable, modifications, post-modification recorded investment	18,881	1,070	2,911	13,497
Accruing | Payment modification | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	1	2	10	9
Financing receivable, modifications, pre-modification recorded investment	1,824	668	3,593	2,759
Financing receivable, modifications, post-modification recorded investment	1,824	668	3,593	2,759
Accruing | Payment modification | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0		2
Financing receivable, modifications, pre-modification recorded investment	0	0		1,949
Financing receivable, modifications, post-modification recorded investment	0	0		1,949
Accruing | Payment modification | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	4
Financing receivable, modifications, pre-modification recorded investment	0	0	21
Financing receivable, modifications, post-modification recorded investment	0	0	21
Accruing | Bankruptcy | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	1	9	1
Financing receivable, modifications, pre-modification recorded investment	0	130	338	5
Financing receivable, modifications, post-modification recorded investment	0	130	338	5
Accruing | Bankruptcy | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Accruing | Bankruptcy | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Accruing | Bankruptcy | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Accruing | Bankruptcy | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Accruing | Other | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	2
Financing receivable, modifications, pre-modification recorded investment	0	0	49
Financing receivable, modifications, post-modification recorded investment	0	0	49
Accruing | Other | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Accruing | Other | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	5
Financing receivable, modifications, pre-modification recorded investment	0	0	945
Financing receivable, modifications, post-modification recorded investment	0	0	945
Accruing | Other | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Accruing | Other | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	1	2
Financing receivable, modifications, pre-modification recorded investment	0	10	28
Financing receivable, modifications, post-modification recorded investment	0	10	28
Nonaccrual
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	19,778		20,415	63,140
Change in recorded investment due to principal paydown at time of modification, number of contracts	0	0	0	0
Change in recorded investment due to chargeoffs at time of modification, number of contracts	0	0	0	1
Change in recorded investment due to chargeoffs at time of modification, pre-modification	0	0	0
Change in recorded investment due to chargeoffs at time of modification, post-modification	0	0	0
Change in recorded investment due to chargeoffs at time of modification, pre-modification	0	0	0
Financing receivable, modifications, number of contracts	0	13	70	64
Change in recorded investment due to chargeoffs at time of modification, post-modification	0	0
Financing receivable, modifications, pre-modification recorded investment	0	181	8,977	35,869
Financing receivable, modifications, post-modification recorded investment	0	181	8,977	35,234
Nonaccrual | Residential real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	1,947		1,730	1,100
Financing receivable, modifications, number of contracts	0	3	42	19
Financing receivable, modifications, pre-modification recorded investment	0	44	1,389	1,121
Financing receivable, modifications, post-modification recorded investment	0	44	1,389	1,121
Nonaccrual | Commercial real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	6,638		6,884	49,736
Financing receivable, modifications, number of contracts	0	0	6	19
Financing receivable, modifications, pre-modification recorded investment	0	0	5,736	23,498
Financing receivable, modifications, post-modification recorded investment	0	0	5,736	23,498
Nonaccrual | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	1,468		1,785	5,007
Financing receivable, modifications, number of contracts	0	8	12	12
Financing receivable, modifications, pre-modification recorded investment	0	125	484	4,245
Financing receivable, modifications, post-modification recorded investment	0	125	484	3,610
Nonaccrual | Agriculture
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	9,708		9,994	7,268
Financing receivable, modifications, number of contracts	0	0	5	7
Financing receivable, modifications, pre-modification recorded investment	0	0	1,342	6,964
Financing receivable, modifications, post-modification recorded investment	0	0	1,342	6,964
Nonaccrual | Consumer
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	17		22	29
Financing receivable, modifications, number of contracts	0	2	5	7
Financing receivable, modifications, pre-modification recorded investment	0	12	26	41
Financing receivable, modifications, post-modification recorded investment	0	12	26	41
Nonaccrual | Rate modification | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	5
Financing receivable, modifications, pre-modification recorded investment	0	0	119
Financing receivable, modifications, post-modification recorded investment	0	0	119
Nonaccrual | Rate modification | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	3	2
Financing receivable, modifications, pre-modification recorded investment	0	0	1,618	310
Financing receivable, modifications, post-modification recorded investment	0	0	1,618	310
Nonaccrual | Rate modification | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0		1
Financing receivable, modifications, pre-modification recorded investment	0	0		1,067
Financing receivable, modifications, post-modification recorded investment	0	0		1,067
Nonaccrual | Rate modification | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Nonaccrual | Rate modification | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0		2
Financing receivable, modifications, pre-modification recorded investment	0	0		11
Financing receivable, modifications, post-modification recorded investment	0	0		11
Nonaccrual | Term extension | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	1	13	15
Financing receivable, modifications, pre-modification recorded investment	0	2	351	638
Financing receivable, modifications, post-modification recorded investment	0	2	351	638
Nonaccrual | Term extension | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	2	7
Financing receivable, modifications, pre-modification recorded investment	0	0	4,031	2,448
Financing receivable, modifications, post-modification recorded investment	0	0	4,031	2,448
Nonaccrual | Term extension | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	8	10	8
Financing receivable, modifications, pre-modification recorded investment	0	125	438	1,127
Financing receivable, modifications, post-modification recorded investment	0	125	438	1,127
Nonaccrual | Term extension | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	3	3
Financing receivable, modifications, pre-modification recorded investment	0	0	831	768
Financing receivable, modifications, post-modification recorded investment	0	0	831	768
Nonaccrual | Term extension | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	1	2	5
Financing receivable, modifications, pre-modification recorded investment	0	11	15	30
Financing receivable, modifications, post-modification recorded investment	0	11	15	30
Nonaccrual | Payment modification | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	6
Financing receivable, modifications, pre-modification recorded investment	0	0	219
Financing receivable, modifications, post-modification recorded investment	0	0	219
Nonaccrual | Payment modification | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0		7
Financing receivable, modifications, pre-modification recorded investment	0	0		17,578
Financing receivable, modifications, post-modification recorded investment	0	0		17,578
Nonaccrual | Payment modification | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	1	3
Financing receivable, modifications, pre-modification recorded investment	0	0	36	2,051
Financing receivable, modifications, post-modification recorded investment	0	0	36	1,416
Nonaccrual | Payment modification | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0		4
Financing receivable, modifications, pre-modification recorded investment	0	0		6,196
Financing receivable, modifications, post-modification recorded investment	0	0		6,196
Nonaccrual | Payment modification | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	1
Financing receivable, modifications, pre-modification recorded investment	0	0	2
Financing receivable, modifications, post-modification recorded investment	0	0	2
Nonaccrual | Bankruptcy | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	1	7	2
Financing receivable, modifications, pre-modification recorded investment	0	4	275	336
Financing receivable, modifications, post-modification recorded investment	0	4	275	336
Nonaccrual | Bankruptcy | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0		3
Financing receivable, modifications, pre-modification recorded investment	0	0		3,162
Financing receivable, modifications, post-modification recorded investment	0	0		3,162
Nonaccrual | Bankruptcy | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	1
Financing receivable, modifications, pre-modification recorded investment	0	0	10
Financing receivable, modifications, post-modification recorded investment	0	0	10
Nonaccrual | Bankruptcy | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Nonaccrual | Bankruptcy | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Nonaccrual | Other | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	1	11	2
Financing receivable, modifications, pre-modification recorded investment	0	38	425	147
Financing receivable, modifications, post-modification recorded investment	0	38	425	147
Nonaccrual | Other | Commercial real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	1
Financing receivable, modifications, pre-modification recorded investment	0	0	87
Financing receivable, modifications, post-modification recorded investment	0	0	87
Nonaccrual | Other | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0
Financing receivable, modifications, pre-modification recorded investment	0	0
Financing receivable, modifications, post-modification recorded investment	0	0
Nonaccrual | Other | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	0	2
Financing receivable, modifications, pre-modification recorded investment	0	0	511
Financing receivable, modifications, post-modification recorded investment	0	0	511
Nonaccrual | Other | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts	0	1	2
Financing receivable, modifications, pre-modification recorded investment	0	1	9
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 1	$ 9